Cash and Restricted Cash (Tables)	6 Months Ended
Jun. 30, 2022
Cash and Restricted Cash Table [Abstract]
Schedule of consolidated balance sheets and statements of cash flows
	June 30,
	2022	2021

Cash	$11,868,738	$14,888,644
Restricted Cash	2,942,560	808,923
Total cash and restricted cash presented in the condensed consolidated statement of cash flows	$14,811,298	$15,697,567